Income taxes - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 243.5	$ 240.2
Items generating unrecognized tax benefits	218.2	217.6
Interest and related penalties	$ 25.3	$ 22.6